DERIVATIVE FINANCIAL INSTRUMENTS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Warrants
Change in fair value of derivative liabilities	$ 110,419	$ 187,745
Convertible Notes
Change in fair value of derivative liabilities	$ 4,093,369	$ 4,634,653
Derivative Liability
Dividend yield	0.00%	0.00%
Quoted market price	$ 0.001	$ 0.002
Expected life	0.50 to 3.58	0.50 to 4.08
Derivative Liability | Maximum
Expected volatility	191.50%	267.80%
Weighted average risk-free interest rate	5.50%	4.76%
Derivative Liability | Minimum
Expected volatility	133.50%	215.60%
Weighted average risk-free interest rate	4.80%	4.11%
Level 3
Derivative liability	$ 4,203,788	$ 4,822,398	$ 4,042,910	$ 5,265,139
Change in fair value of derivative liabilities	42,037,882	4,822,398
Gain from change in fair value of debt derivatives	$ 367,881	$ (650,071)	$ (3,536,901)